ENTITY-WIDE DISCLOSURE (Schedule of Net Sales by Techonology) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Concentration Risk [Line Items]
Percentage of net sales based on products technology	100.00%	100.00%	100.00%
Minimal-Invasive [Member]
Concentration Risk [Line Items]
Percentage of net sales based on products technology	72.00%	62.00%	79.00%
Hands-Free [Member]
Concentration Risk [Line Items]
Percentage of net sales based on products technology	20.00%	32.00%	9.00%
Non-Invasive [Member]
Concentration Risk [Line Items]
Percentage of net sales based on products technology	8.00%	6.00%	12.00%